Other Accounts Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Schedule of other accounts liabilities
	December 31,
	2020	2019
Accrued expenses	213	208
Other	-	1
	213	209